SHAREHOLDERS' EQUITY - Schedule of Stock by Class (Details)	Jun. 30, 2023 vote shares	Dec. 31, 2022 shares	Jul. 23, 2021 vote
Class of Stock [Line Items]
Common stock authorized (in shares)	1,083,417,110	1,083,417,110
Common stock issued (in shares)	330,763,203	327,477,544
Common stock outstanding (in shares)	330,763,203	327,477,544
Class A Ordinary Shares
Class of Stock [Line Items]
Common stock authorized (in shares)	1,000,000,000	1,000,000,000
Common stock issued (in shares)	247,346,093	244,060,434
Common stock outstanding (in shares)	247,346,093	244,060,434
Number of votes | vote	1
Class B Ordinary Shares
Class of Stock [Line Items]
Common stock authorized (in shares)	83,417,110	83,417,110
Common stock issued (in shares)	83,417,110	83,417,110
Common stock outstanding (in shares)	83,417,110	83,417,110
Number of votes | vote	10		10
Percentage of outstanding shares representing an affirmative vote	1